Financial instruments	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial instruments

37.    Financial instruments

Financial instruments by category

The carrying value and fair value of financial instruments by each category as of March 31, 2026 were as follows:

Particulars	Note	Financial assets/ liabilities at amortized costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	8	4,098	-	-	4,098	4,098
Other bank balances	8	974			974	974
Trade receivables	16	12,648	-	-	12,648	12,648
Other financial assets	12 & 17	3,018	9	-	3,027	3,027
Investments	11	447	-	958	1,405	1,405
Liabilities
Bank overdraft	8	-	-	-	-	-
Lease liabilities	7	3,902	-	-	3,902	3,902
Other financial liabilities	21 & 24	3,387	-	-	3,387	3,387
Borrowings from banks	20	25,094	-	-	25,094	25,094
Supplier finance arrangements	20	4,011	-	-	4,011	4,011
Borrowings from others	20	6,999	-	-	6,999	6,999
Trade payables	23	7,455	-	-	7,455	7,455
6% Compulsorily Convertible Debentures	21	4,000	-	-	4,000	4,000
8.95% Non - convertible Debentures	20	2,500	-	-	2,500	2,500

The carrying value and fair value of financial instruments by each category as of March 31, 2025, were as follows:

Particulars	Note	Financial assets/ liabilities at amortized costs	Financial assets / liabilities at FVTPL	Financial assets / liabilities at FVTOCI	Total carrying value	Total fair value
Assets
Cash and cash equivalents	8	4,997	-	-	4,997	4,997
Other bank balances	8	1,761			1,761	1,761
Trade receivables	16	10,916	-	-	10,916	10,916
Other financial assets	12 & 17	2,693	19	-	2,712	2,712
Investments	11	404	-	825	1,229	1,229
Liabilities
Bank overdraft	8	326	-	-	326	326
Lease liabilities	7	3,810	-	-	3,810	3,810
Other financial liabilities	21 & 24	2,220	-	-	2,220	2,220
Borrowings from banks	20	20,925	-	-	20,925	20,925
Supplier finance arrangements	20	4,106	-	-	4,106	4,106
Borrowings from others	20	5,689	-	-	5,689	5,689
Trade and other payables	23	8,052	-	-	8,052	8,052
6% Compulsorily Convertible Debentures	20	6,260	-	-	6,260	6,260
8.95% Non - convertible Debentures	20	2,500	-	-	2,500	2,500

Details of financial assets hypothecated as collateral

The carrying amount of financial assets as at March 31, 2026 and 2025 that the Group has provided as collateral for obtaining borrowings and other facilities from its bankers are as follows:

	As of
	March 31, 2026	March 31, 2025
Cash and cash equivalents	2,993	2,110
Trade receivables	7,637	3,377
	10,630	5,487

Derivative financial instruments

(a)	Forwards and options

Foreign exchange forward contracts and options are purchased to mitigate the risk of changes in foreign exchange rates associated with certain payables, receivables and forecasted transactions denominated in certain foreign currencies. These derivative contracts do not qualify for hedge accounting under IFRS 9 and are initially recognized at fair value on the date the contract is entered into and subsequently re-measured at their fair value. Gains or losses arising from changes in the fair value of the derivative contracts are recognized immediately in profit or loss. The counterparties for these contracts are generally banks or financial institutions.

The following table gives details in respect of the notional amount of outstanding foreign exchange contracts as at March 31, 2026 and 2025.

	As of
	March 31, 2026	March 31, 2025
Forward contracts
In U.S. Dollars (Sell)	2	-
In U.S. Dollars (Buy)	-	-
(Gain) / loss on mark to market in respect of forward contracts outstanding	2	-

The Company recognized a net loss on the forward contracts of ₹ 2 million (March 31, 2025: ₹ Nil – Net loss) for the year ended March 31, 2026.

The forward exchange contracts and option contracts mature between one and twelve months. The table below summarizes the notional amounts of derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

As of
	March 31, 2026	March 31, 2025
Sell:	(US $)	(US $)
Not later than one month	-	-
Later than one month and not later than three months	2	-
Later than three months and not later than six months	-	-
Later than six months and not later than one year	-	-

(b)	Cross Currency Swap:

The Group has entered into Cross Currency Swaps in order to hedge the cash flows arising out of the Principal and Interest payments of the underlying External Commercial Borrowing denominated in USD. The period of the swap contracts is co-terminus with the period of the underlying ECB. As per the terms of the arrangement, the Company shall pay INR fixed and receive fixed USD principal and interest cash flows during the term of the contract. The swap arrangement is marked to market at the end of every period and losses are recognized in the Statement of Income.

The swap contracts outstanding balances as on March 31, 2026 and March 31, 2025 is as follows.

Particulars	Value of the outstanding INR term loan	Value of the outstanding USD principal	Mark to Market losses/ (gain)
Tranche 1	15	USD 0.2	3
Tranche 2	22	USD 0.3	5
Total	37	USD 0.5	8

Particulars	Value of the outstanding INR term loan	Value of the outstanding USD principal	Mark to Market losses/ (gain)
Tranche 1	44	USD 0.6	3
Tranche 2	66	USD 0.9	5
Total	110	USD 1.5	8

The maturity of these contracts extends for five years and six months. The table below summarizes the cash flows (principal) of these derivative financial instruments into relevant maturity groupings based on the remaining period as at the end of the year:

	As at		As at
	March 31, 2026		March 31, 2025
Particulars	Payable (USD)	Receivable (INR)	Payable (USD)	Receivable (INR)
Less than 1 year	0.50	37	1.00	73
One to two years	-	-	0.50	37
Two to three years	-	-	-	-
Three to four years	-	-	-	-
Four to five years	-	-	-	-
More than five years	-	-	-	-
Total cash flows	0.50	37	1.50	110

The Group recognized a net loss on the cross-currency swaps of  ₹ 8 [Previous year : ₹ 8] for the year ended March 31, 2026.

(c)	Interest Rate Swap:

The Group has entered into Interest Rate Swaps in order to hedge the cash flows arising out of the Interest payments of the underlying ECB. The period of the swap contract is co-terminus with the period of the underlying ECB. As per the terms of the arrangement, the Company shall pay fixed rate of interest (8.9%) and receive variable rate of interest equal to SOFR + 2.5% on notional amount. The swap arrangement is marked to market at the end of every period and losses are recognized in the Statement of income.

The maturity of these contracts extends for five years and six months. The table below summarizes the cash flows (interest) of these derivative financial instruments into relevant maturity groupings based on the remaining period at the end of the year:

As of
	March 31, 2026		March 31, 2025
	Receivable	Payable	Receivable	Payable
	(US $)	(US $)	(US $)	(US $)

Less than 1 year*	0	1	0	7
One to two years*	-	-	0	1
Two to three years	-	-	-	-
Three to four years	-	-	-	-
Four to five years	-	-	-	-
More than five years	-	-	-	-
Total cash flows	0	1	0	8

*	Amount below rounding off norm adopted by the Group

Total notional amount outstanding as of March 31, 2026 is US$ 0.50 (March 31, 2025: US$ 1.50).

Net Loss on account of interest rate swaps amount to ₹ Nil for the year ended March 31, 2026 (March 31, 2025: ₹ Nil – Net loss).

Fair value measurements:

The details of assets and liabilities that are measured on fair value on recurring basis are given below:

	Fair value as of March 31, 2026			Fair value as of March 31, 2025
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Derivative financial assets – gain on outstanding forward/options contracts	-	-	-	-	-	-
Derivative financial assets - gain on outstanding cross currency swaps	-	-	11	-	-	19
Derivative financial assets - gain on outstanding interest rate swaps	-	-	-	-	-	-
Liabilities
Derivative financial liabilities – loss on outstanding forward/options contracts	-	-	2	-	-	-
Derivative financial liabilities - loss on outstanding cross currency swaps	-	-	-	-	-	-
Derivative financial liabilities - loss on outstanding interest rate swaps	-	-	-	-	-	-

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

•	Level 3 – unobservable inputs for the asset or liability.

Interest income/ (expenses), gains/ (losses) recognized on financial assets and liabilities

Recognized in profit or loss

	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024
Financial assets at amortized cost
Interest income on bank deposits	150	346	231
Interest income from other financial assets	24	44	30
Impairment loss of trade receivables	(164)	(195)	(265)

Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	9	8	8

Financial liabilities at amortized cost
Interest expenses on lease obligations	(336)	(299)	(250)
Interest expenses on borrowings from banks, others and overdrafts	(3,386)	(2,282)	(1,738)